Annual Total Returns	Oct. 31, 2024	Oct. 31, 2023
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Prospectus [Line Items]
Annual Return [Percent]	12.20%	16.62%
AllianzIM U.S. Large Cap Buffer20 Nov ETF
Prospectus [Line Items]
Annual Return [Percent]	9.04%	12.72%